SCHEDULE OF CURRENT INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Loss before taxation	$ (5,212,879)	$ (4,862,470)	$ (9,257,598)
Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(381,348)	(821,825)	(1,555,403)
Tax effect of expenses that are not deductible	215,019	405,775	451,111
Tax effect of income that are not taxable		(676,665)
Tax effect of tax losses not recognized	166,329	1,092,715	1,104,292
Under-provision in prior years		8,917
Income tax expense		$ 8,917